Document and Entity Information Document	Nov. 03, 2025
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Nov. 03, 2025
Document Period End Date	Nov. 03, 2025
Amendment Flag	false
Entity Registrant Name	Alaska Silver Corp.
Entity Address, Address Line One	500-1111 West Hastings St
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 2J3
Entity Incorporation, State Country Name	A1
City Area Code	520
Local Phone Number	200-1667
Entity File Number	333-290204
Entity Central Index Key	0001893899
Entity Emerging Growth Company	true
Entity Tax Identification Number	87-4818470
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false